Restructuring and Related Activities	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
During the year ended December 31, 2025, the Company recorded restructuring charges of $5.6 million, which relate to the severance costs resulting from the termination of a management contract related to the Company's Australian operations. The severance costs were fully recovered from the customer, and the recovery is presented in revenues (note 4).
During the year ended December 31, 2024, the Company incurred restructuring charges of $5.6 million related to changes made to its senior management team.

During the year ended December 31, 2023, the Company incurred restructuring charges of $1.6 million primarily related to organizational changes made to its commercial and technical operations teams.

As at December 31, 2025 and 2024, restructuring liabilities of $1.0 million and $0.9 million, respectively, were recognized in accrued liabilities in the Company's consolidated balance sheets. As at December 31, 2024, a restructuring liability of $0.6 million was recognized in other long-term liabilities in the Company's consolidated balance sheet.